INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES
Summary of long-term investments

The Group’s investments are consisted of the follows (RMB in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
-Debt investment

Available-for-sale securities	—	104,499

-Equity investment

Investments accounted for under the equity method	538,866	1,287,201
Equity securities without readily determinable fair values	95,000	245,000
Equity securities applying fair value option	—	178,871
Subtotal	633,866	1,711,072

Total	633,866	1,815,571